Income Taxes - Schedule of Income Tax Expense (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Schedule of Income Tax Expense [Abstract]
Current tax expense (recovery)	$ 3,841	$ (5,636)	$ 4,894	$ 8,834
Deferred tax recovery	(7,296)	(11,185)	(12,292)	(20,939)
Tax recovery	$ (3,455)	$ (16,821)	$ (7,398)	$ (12,105)